Share Capital, Share Premium and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Reserves at Reporting Date

(In millions of won)
	December 31, 2020		December 31, 2021
Loss on valuation of derivatives	 ~~W~~ 	—	(9,227)
Foreign currency translation differences for foreign operations		(138,667)	566,651
Other comprehensive loss from associates		(24,779)	(20,282)

	~~W~~	(163,446)	537,142

Change in Reserves
The movement in reserves for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	Loss on valuation of derivatives		Foreign currency translation differences for foreign operations	Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2019	~~W~~	—	(272,474)	(28,494)	(300,968)
Change in reserves		—	94,022	3,925	97,947

December 31, 2019		—	(178,452)	(24,569)	(203,021)

January 1, 2020		—	(178,452)	(24,569)	(203,021)
Change in reserves		—	39,785	(210)	39,575

December 31, 2020		—	(138,667)	(24,779)	(163,446)

January 1, 2021		—	(138,667)	(24,779)	(163,446)
Change in reserves		(9,227)	(705,318	4,497	700,588

December 31, 2021	~~W~~	(9,227)	566,651	(20,282)	537,142

(c)	Dividend
On March 23, 2022, the Controlling Company declared a cash dividends of
~~W~~
232,580
 million (
~~W~~
650 per share) to shareholders of records as December 31, 2021.